INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of investments in associates and joint ventures [Abstract]
Disclosure Of Detailed Information about Investment In Associates And Joint Ventures [Text Block]

The detail of the investments in associates and joint ventures is as follows:

	December 31, 2019		December 31, 2018
Associates	Ps.	985,497	Ps.	975,032
Joint ventures		2,465		7,711
Total	Ps.	987,962	Ps.	982,743

Disclosure of interests in associates [text block]

The following table shows the balances of each investment in associates and joint ventures as of December 31, 2019 and 2018, and Grupo Aval’s ownership interest percentage in those entities:

	December 31, 2019			December 31, 2018
	Ownership	Book		Ownership	Book
	interest	value		interest	value
Associates
Gas Natural de Lima y Callao S.A. -Calidda S.A.	40%	Ps.	435,359	40%	Ps.	410,984
Gases del Caribe S.A. E.S.P.	31%		268,234	31%		269,185
Credibanco	25%		200,953	25%		195,157
Redeban Multicolor S.A.	20%		22,825	20%		20,508
A.C.H Colombia S.A.	34%		17,187	34%		14,010
Aerocali S.A.	50%		12,648	50%		19,157
Colombiana de Extrusión S.A. Extrucol	30%		12,539	30%		11,327
Energía Eficiente S.A.	39%		10,119	39%		8,252
Servicios de Identidad Digital S.A.S.	33%		2,352	—%		—
Metrex S.A.	18%		2,080	18%		2,054
Concentra Inteligencia en Energía S.A.S.	29%		692	24%		601
ADL Digital Lab SAS	34%		404	—%		—
C.I. Acepalma S.A. (*)	0.2%		105	11%		5,458
Concesionaria Tibitoc S.A.	—%		—	33%		18,339

		Ps.	985,497		Ps.	975,032

Disclosure of interests in joint arrangements [text block]

	December 31, 2019			December 31, 2018
	Ownership		Book	Ownership		Book
	interest		value	interest		value
Joint ventures
Cfc Sk El Dorado Latam Management Company Ltd (1)	50%	Ps.	1,911	50%	Ps.	6,764
Cfc Sk El Dorado Latam Capital Partner Ltd (1)	50%		356	50%		549
Cfc Sk El Dorado Latam Advisory Company S.A.S. (1)	50%		198	50%		398
Concesionaria Ruta Del Sol S.A.S. (2) (**)	33%		—	33%		—
		Ps.	2,465		Ps.	7,711

(**) On December 31, 2018 the investment in Concesionaria Ruta del Sol S.A.S. has been provisioned at 100% by Ps.111,783.

Disclosure of detailed information about movement of investments in associates and joint ventures accounts [Text Block]

A roll-forward of investments in associates and joint ventures accounts is shown below for the years ended at December 31, 2019, 2018 and 2017:

Associates

	December 31,		December 31,		December 31,
	2019		2018		2017
Balance at the beginning of the year	Ps.	975,032	Ps.	925,823	Ps.	865,410
Change in accounting policy (IFRS 9)		—		(3,691)		—
Acquisitions		2,789		—		—
Participation in the profit or loss of the period		231,693		195,991		170,349
Participation in Other Comprehensive Income		(9,061)		22,400		1,135
Dividends received		(192,602)		(171,899)		(107,812)
Sale of investments		(5,125)		—		—
Entity Liquidation		(4,956)		—		—
Allowance for Impairment		(225)		—		—
Exchange difference		(12,048)		6,408		(3,259)
Year-end balance	Ps.	985,497	Ps.	975,032	Ps.	925,823

Joint ventures

	December 31,		December 31,		December 31,
	2019			2018	2017
Balance at the beginning of the year	Ps.	7,711	Ps.	117,191	Ps.	281,237
Participation in the period profit or loss		(2,067)		1,724		1,615
Participation in Other Comprehensive Income		—		—		(7)
Dividends received		(3,310)		—		—
Capitalization		—		—		87
Allowance for impairment (*)		—		(111,783)		(140,691)
Transfers / reclassification		—		—		(12,405)
Exchange difference		131		579		—
Balance acquired in business combination		—		—		(12,645)
Year-end balance	Ps.	2,465	Ps.	7,711	Ps.	117,191

(*)   Impairment of the investment in the Concesionaria Ruta del Sol S.A.S. joint businesses (CRDS).

Disclosure of associates [text block]

The following table details the financial information of the associates:

When calculating the participation method, the closing financial information is not available, since the associates are in this process, and, therefore, the information of the immediately preceding month for the years 2019 and 2018 is taken.

December 31, 2019

	Assets		Liabilities		Equity		Income		Expenses		Net income
A.C.H. Colombia S.A.	Ps.	86,801	Ps.	35,964	Ps.	50,837	Ps.	103,702	Ps.	72,534	Ps.	31,168
Redeban Multicolor S.A.		231,453		118,474		112,979		254,615		238,215		16,400
Credibanco		373,818		176,118		197,700		282,888		238,143		44,745
Aerocali S.A.		82,107		56,812		25,295		155,643		136,736		18,907
Colombiana de Extrusión S.A. Extrucol		77,724		35,929		41,795		108,772		101,872		6,900
Concesionaria Tibitoc S.A. (*)		56,223		281		55,942		2,459		1,313		1,146
Metrex S.A.		33,408		21,852		11,556		30,561		28,689		1,872
C.I. Acepalma		240,527		193,974		46,553		528,203		520,083		8,120
Gases del Caribe S.A.		2,875,918		1,993,317		882,601		2,040,033		1,761,015		279,018
Cálidda S.A.		3,586,674		2,432,743		1,153,931		2,216,510		1,951,117		265,393
Concentra Inteligencia en Energía S.A.S.		2,829		400		2,429		2,006		1,628		378
Energía Eficiente S.A.		74,985		49,451		25,534		307,435		302,606		4,829
Servicios de Identidad Digital S.A.S.		7,824		769		7,055		1		53		(52)
ADL Digital Lab SAS		1,189		—		1,189		—		11		(11)
	Ps.	7,731,480	Ps.	5,116,084	Ps.	2,615,396	Ps.	6,032,828	Ps.	5,354,015	Ps.	678,813

(*)   In December 2019 Concesionaria Tibitoc S.A. disposed of their operation.

December 31, 2018

	Assets		Liabilities		Equity		Income		Expenses		Net income
A.C.H. Colombia S.A.	Ps.	78,878	Ps.	37,437	Ps.	41,441	Ps.	83,612	Ps.	64,067	Ps.	19,545
Redeban Multicolor S.A.		213,133		111,626		101,507		214,360		201,980		12,380
Credibanco		263,521		93,951		169,570		240,489		219,166		21,323
Aerocali S.A.		104,506		66,191		38,315		214,805		205,171		9,634
Colombiana de Extrusión S.A. Extrucol		86,398		48,642		37,756		113,749		108,781		4,968
Concesionaria Tibitoc S.A.		57,420		2,403		55,017		20,468		15,964		4,504
Metrex S.A.		31,482		19,938		11,544		43,468		41,254		2,214
C.I. Acepalma		281,161		232,843		48,318		723,908		717,637		6,271
Gases del Caribe S.A.		2,585,669		1,608,107		977,562		1,938,431		1,646,970		291,461
Cálidda S.A.		2,943,477		1,916,017		1,027,460		2,007,368		1,804,907		202,461
Concentra Inteligencia en Energía S.A.S.		2,560		435		2,125		1,234		1,292		(58)
Energía Eficiente S.A.		57,226		36,188		21,038		112,914		109,488		3,426
	Ps.	6,705,431	Ps.	4,173,778	Ps.	2,531,653	Ps.	5,714,806	Ps.	5,136,677	Ps.	578,129

Disclosure of joint ventures [text block]

The following table details the financial information of the joint ventures:

December 31, 2019

	Assets		Liabilities		Equity		Income		Expenses		Net income
CFC SK El Dorado Latam Advisory Company S.A.S.	Ps.	662	Ps.	267	Ps.	395	Ps.	1,301	Ps.	1,701	Ps.	(400)
Cfc Sk El Dorado Latam Management Company Ltd.		3,851		28		3,823		1		3,329		(3,328)
Cfc Sk El Dorado Latam Capital Partners, Ltd.		736		26		710		(198)		209		(407)
	Ps.	5,249	Ps.	321	Ps.	4,928	Ps.	1,104	Ps.	5,239	Ps	(4,135)

December 31, 2018

	Assets		Liabilities		Equity		Income		Expenses		Net income
CFC SK El Dorado Latam Advisory Company S.A.S.	Ps.	1,077	Ps.	281	Ps.	796	Ps.	1,939	Ps.	1,762	Ps.	177
Cfc Sk El Dorado Latam Management Company Ltd.		13,573		45		13,528		3,697		410		3,287
Cfc Sk El Dorado Latam Capital Partners, Ltd.		1,125		26		1,099		150		126		24
	Ps.	15,775	Ps.	352	Ps.	15,423	Ps.	5,786	Ps.	2,298	Ps	3,488